Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000246767 | Warrior Met Coal8927825
Holdings [Line Items]
Percent of Total Investments	12.20%
C000246767 | Yancoal Australia8927844
Holdings [Line Items]
Percent of Total Investments	9.60%
C000246767 | Whitehaven Coal8927840
Holdings [Line Items]
Percent of Total Investments	8.80%
C000246767 | Alpha Metallurgical Resources8927799
Holdings [Line Items]
Percent of Total Investments	8.70%
C000246767 | Peabody Energy8927818
Holdings [Line Items]
Percent of Total Investments	6.10%
C000246767 | Stanmore Resources8927838
Holdings [Line Items]
Percent of Total Investments	4.90%
C000246767 | Alliance Resource Partners LP8927794
Holdings [Line Items]
Percent of Total Investments	4.80%
C000246767 | Natural Resource Partners LP8927811
Holdings [Line Items]
Percent of Total Investments	4.70%
C000246767 | Exxaro Resources8927871
Holdings [Line Items]
Percent of Total Investments	4.50%
C000246767 | Glencore PLC8927854
Holdings [Line Items]
Percent of Total Investments	4.40%
C000246767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000246767 | Materials
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000246770 | Constellation Energy8927638
Holdings [Line Items]
Percent of Total Investments	8.90%
C000246770 | Cameco8927631
Holdings [Line Items]
Percent of Total Investments	8.60%
C000246770 | Silex Systems8927726
Holdings [Line Items]
Percent of Total Investments	3.40%
C000246770 | Quanta Services8927713
Holdings [Line Items]
Percent of Total Investments	3.00%
C000246770 | Oklo8927705
Holdings [Line Items]
Percent of Total Investments	3.00%
C000246770 | Hitachi8927757
Holdings [Line Items]
Percent of Total Investments	2.80%
C000246770 | GE Vernova8927665
Holdings [Line Items]
Percent of Total Investments	2.80%
C000246770 | Lockheed Martin8927684
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246770 | Endesa8927737
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246770 | Curtiss-Wright8927642
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246770 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000246770 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246770 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246770 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000246770 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	51.70%